Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2011	Mar. 31, 2011
Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	¥ 26,000	¥ 26,000
Fair value	26,079	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding	79	192
Financial Assets [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	26,000	26,000
Fair value	26,079	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding	79	192
Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	654,950	722,752
Fair value	519,188	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding	(135,762)	(146,783)
Financial Liabilities [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	654,950	722,752
Fair value	519,188	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding	¥ (135,762)	¥ (146,783)